Cover	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2026
Entity File Number	001-40349
Entity Registrant Name	DoubleVerify Holdings, Inc.
Entity Central Index Key	0001819928
Entity Tax Identification Number	82-2714562
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	462 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	212
Local Phone Number	631-2111
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001
Trading Symbol	DV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false